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<FILENAME>M313FQ4.txt

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M3F, Inc.
Address:  10 Exchange Place, Suite 510
          Salt Lake City, UT 84111


Form 13F File Number:  028-14066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jason A. Stock
Title:    Managing Director
Phone:    202-246-9200

Signature, Place, and Date of Signing:

      /s/ Jason A. Stock           Salt Lake City, UT              05/10/12
      ------------------           ------------------             ----------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           38
                                         -----------

Form 13F Information Table Value Total:  $   137,721
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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            COLUMN 1               COLUMN 2    COLUMN 3     COLUMN 4    COLUMN 5      COLUMN 6     COLUMN 7         COLUMN 8
---------------------------------  --------   ----------    -------- ------------   ------------  ---------  ------------------

                                                                                                                VOTING
                                    TITLE OF               VALUE   SHS OR        SH/  INVESTMENT  OTHER          AUTHORITY
NAME OF ISSUER                      CLASS     CUSIP       (x$1000) PRN AMT       PRN  DISCRETION  MANAGERS   SOLE  SHARED  NONE
BANCORPSOUTH INC		    COMMON	059692103    1,125     83,501	 SH    SOLE                 83,501
BANK MUTUAL CORP		    COMMON	063750103    5,809  1,437,845	 SH    SOLE	   	1,437,845
BANKFINANCIAL CORP		    COMMON	06643P104    9,221  1,392,900	 SH    SOLE		1,392,900
BCSB BANCORP INC		    COMMON	055367106    1,440    110,784	 SH    SOLE		  110,784
BENEFICIAL MUTUAL BANCORP INC	    COMMON	08173R104   10,875  1,244,315	 SH    SOLE	 	1,244,315
BSB BANCORP INC			    COMMON	05573H108    1,983    176,906	 SH    SOLE		  176,906
CALIFORNIA FIRST NATIONAL BANC	    COMMON	130222102    4,065    264,989	 SH    SOLE		  264,989
CENTRAL BANCORP INC/MA		    COMMON	152418109    1,137     62,475	 SH    SOLE		   62,475
COLONIAL FINANCIAL SERVICES IN	    COMMON	19566B101      796     63,695	 SH    SOLE		   63,695
COMERICA INC			    COMMON	200340107    8,187    253,000	 SH    SOLE		  253,000
COMMUNITY PARTNERS BANCORP	    COMMON	204018105    2,516    445,229	 SH    SOLE		  445,229
EPLUS INC			    COMMON	294268107   11,476    358,976	 SH    SOLE		  358,976
FARMERS NATIONAL BANC CORP	    COMMON	309627107    6,445    993,120	 SH    SOLE		  993,120
FEDFIRST FINANCIAL CORP		    COMMON	31429C101    1,682    122,310	 SH    SOLE		  122,310
FIRST ADVANTAGE BANCORP		    COMMON	31848L104    4,954    381,103	 SH    SOLE		  381,103
FIRST OF LONG ISLAND CORP/THE	    COMMON	320734106    1,280     48,302	 SH    SOLE		   48,302
HERITAGE FINANCIAL GROUP INC	    COMMON	42726X102      963     81,442	 SH    SOLE		   81,442
HOPFED BANCORP INC	            COMMON	439734104    2,497    297,928	 SH    SOLE		  297,928
KEARNY FINANCIAL CORP		    COMMON	487169104    1,275    130,767	 SH    SOLE		  130,767
MALVERN FEDERAL BANCORP INC	    COMMON	561410101    1,812    232,313	 SH    SOLE		  232,313
MERIDIAN INTERSTATE BANCORP IN	    COMMON	58964Q104    6,252    476,144	 SH    SOLE		  476,144
METRO BANCORP INC		    COMMON	59161R101    5,128    438,627	 SH    SOLE		  438,627
MIDDLEBURG FINANCIAL CORP	    COMMON	596094102      740     47,150	 SH    SOLE		   47,150
NEWPORT BANCORP INC		    COMMON	651754103    3,411    255,480	 SH    SOLE		  255,480
NORTHRIM BANCORP INC		    COMMON	666762109    8,137    378,091	 SH    SOLE		  378,091
OBA FINANCIAL SERVICES INC	    COMMON	67424G101    5,959    418,166	 SH    SOLE		  418,166
OCEAN SHORE HOLDING CO		    COMMON	67501R103    8,249    711,117	 SH    SOLE		  711,117
OLD POINT FINANCIAL CORP	    COMMON	680194107    2,282    207,432	 SH    SOLE		  207,432
PACIFIC PREMIER BANCORP INC	    COMMON	69478X105    3,832    478,986	 SH    SOLE		  478,986
PEAPACK GLADSTONE FINANCIAL CO	    COMMON	704699107    2,650    196,035	 SH    SOLE		  196,035
PRUDENTIAL BANCORP INC OF PENN	    COMMON	744319104      225     41,980	 SH    SOLE		   41,980
QCR HOLDINGS INC		    COMMON	74727A104      611     50,069	 SH    SOLE		   50,069
SOMERSET HILLS BANCORP		    COMMON	834728107    1,365    165,502	 SH    SOLE		  165,502
SOUTHERN CONNECTICUT BANCORP I	    COMMON	84264A102      359    196,429	 SH    SOLE		  196,429
SOUTHWEST BANCORP INC/STILLWAT	    COMMON	844767103    4,222    457,936	 SH    SOLE		  457,936
TERRITORIAL BANCORP INC		    COMMON	88145X108    3,733    179,370	 SH    SOLE		  179,370
WESTERN LIBERTY BANCORP		    COMMON	961443108      294    102,506	 SH    SOLE		  102,506
WILLIS LEASE FINANCE CORP	    COMMON	970646105      193     14,807	 SH    SOLE		   14,807



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